DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details)						12 Months Ended
	Dec. 09, 2021 USD ($)	Dec. 08, 2021 USD ($) $ / shares shares	Nov. 28, 2021 USD ($) $ / shares shares	Aug. 04, 2021 USD ($)	Jun. 13, 2021 $ / shares shares	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Reverse recapitalization, aggregate consideration		$ 550,000,000
Common stock, shares outstanding (in shares) | shares		15,554,790				66,647,242	9,392,361
Number of shares issued (in shares) | shares		3,250,000			3,250,000
Purchase price, per share (in dollars per share) | $ / shares					$ 10.00
Sale of stock (in shares) | shares		15,554,790				66,647,242	9,392,361
Forward purchase receivable		$ 65,062,414	$ 65,062,414			$ 60,050,189	$ 0
Reverse recapitalization, cash In trust account		77,784,265
Cash - PIPE Equity	$ 120,000,000	32,500,000
Equity	32,500,000
Transaction costs	47,667,386	47,667,386
Payment of Forward Purchase Receivable	$ 65,062,414	$ 65,062,414				$ 65,062,414	$ 0	$ 0
Exchange ratio	0.9498	0.9498
Ownership percentage		76.70%
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001	$ 0.0001
Cash and cash equivalents						$ 105,027,484	$ 30,043,046	12,889,931
Restricted cash						2,767,471	0
Net loss						(69,222,605)	(34,436,576)	(65,402,000)
Net cash used in operating activities						$ (53,468,949)	(24,096,484)	(45,880,562)
Number of reportable segments | segment						2
Credit card receivables						$ 2,317,908	2,705,028	2,731,111
Allowance for doubtful accounts						95,558	205,384	176,653		$ 141,282
Cash, FDIC insured amount						250,000
Inventory write-down						394,848	0	0
Interest expense						2,140,915	445,846	301,155
Employer contributions						$ 0	0	0
Expected dividend yield						0.00%
Cost of sales						$ 145,388,571	161,270,544	164,091,469
Research and development expense						2,018,564	2,485,573	2,856,051
Advertising expense						21,959,556	4,912,269	20,703,071
Future advertising expenses						78,041	9,192	500,184
Advisory, legal, accounting And management fees						4,829,360
Incremental transaction costs		$ 21,215,856
Transaction costs related to equity		6,212,454
Previously deferred costs		3,917,093
Derivative expense						$ 4,469,276
Software development costs
Subsidiary, Sale of Stock [Line Items]
Useful life						4 years
Outbound delivery fees
Subsidiary, Sale of Stock [Line Items]
Cost of sales						$ 26,128,045	$ 25,275,183	$ 26,360,878
Accounts Receivable | Customer Concentration Risk | Largest Customer
Subsidiary, Sale of Stock [Line Items]
Concentration risk, percentage						40.90%	54.30%
Convertible Debt | PIPE Convertible Notes
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount	$ 87,500,000	$ 87,500,000
Debt issuance costs						$ 10,534,127
Secured Debt | Line of Credit
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount				$ 45,000,000					$ 7,500,000
Debt instrument covenant, minimum unrestricted cash balance				$ 15,000,000
Debt instrument covenant, retail gross margin percentage				8.00%
Debt issuance costs						$ 669,677
Common Class A | ACM
Subsidiary, Sale of Stock [Line Items]
Number of shares issued (in shares) | shares						501,109
Redemption Shareholders | Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		18,098,335
Remaining Shareholders | Common Class A
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		7,776,665
Conversion ratio | shares		1
Sponsor Members
Subsidiary, Sale of Stock [Line Items]
Sponsor earnout shares subject to vesting under certain conditions (in shares) | shares		1,940,625
Sponsor Members | Common Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares) | shares		6,468,750
Conversion ratio | shares		1
ACM
Subsidiary, Sale of Stock [Line Items]
Purchase price, per share (in dollars per share) | $ / shares			$ 7.00
ACM | Common Class A
Subsidiary, Sale of Stock [Line Items]
Purchase price, per share (in dollars per share) | $ / shares			$ 10.00
Sale of stock (in shares) | shares			6,504,768
Gross proceeds of common stock			$ 65,062,414			$ 5,012,225